Portfolio of Investments (unaudited)
As of January 31, 2025
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS—87.8%
AUSTRALIA—12.8%
Australia & New Zealand Banking Group Ltd., (fixed rate to 02/10/2033, variable rate thereafter), 6.74%, 02/10/2038(a)(b)	AUD	1,300,000	$ 867,928
Commonwealth Bank of Australia, (fixed rate to 03/15/2033, variable rate thereafter), 6.70%, 03/15/2033(b)		1,000,000	663,124
Macquarie Bank Ltd., 6.80%, 01/18/2033(a)		$300,000	318,409
Mineral Resources Ltd., 8.00%, 11/01/2027(a)(b)		1,520,000	1,557,600
National Australia Bank Ltd.
(fixed rate to 08/03/2027, variable rate thereafter), 6.32%, 08/03/2032(a)(b)	AUD	1,000,000	640,407
(fixed rate to 03/09/2028, variable rate thereafter), 6.16%, 03/09/2033(a)(b)		800,000	512,042
Perenti Finance Pty. Ltd., 7.50%, 04/26/2029(a)(b)		$200,000	208,434
Westpac Banking Corp.
(fixed rate to 06/23/2028, variable rate thereafter), 6.49%, 06/23/2033(a)(b)	AUD	600,000	388,653
(fixed rate to 06/23/2033, variable rate thereafter), 6.93%, 06/23/2033(a)(b)		700,000	473,874
(fixed rate to 11/15/2033, variable rate thereafter), 7.20%, 11/15/2033(b)		300,000	205,504
Total Australia			5,835,975
BARBADOS—0.4%
Sagicor Financial Co. Ltd., 5.30%, 05/13/2028(a)(b)		$210,000	204,708
BRAZIL—3.9%
Banco do Brasil SA, VRN, (fixed rate to 04/15/2025, variable rate thereafter), 8.75%, 04/15/2025(a)(c)		620,000	625,215
BRF SA, 5.75%, 09/21/2050(a)(b)		200,000	162,874
Guara Norte SARL, 5.20%, 06/15/2034(a)(d)		159,730	148,512
Minerva Luxembourg SA, 8.88%, 09/13/2033(a)(b)		200,000	210,664
Samarco Mineracao SA, 0.00% Cash or 9.00% PIK, 06/30/2031(a)(b)(e)		433,291	419,058
Yinson Boronia Production BV, 8.95%, 07/31/2042(a)(b)(d)		198,236	206,492
Total Brazil			1,772,815
CANADA—1.6%
1011778 BC ULC/New Red Finance, Inc., 5.63%, 09/15/2029(a)(b)		119,000	118,493
Enerflex Ltd., 9.00%, 10/15/2027(a)(b)		138,000	143,251
Shares or Principal Amount			Value

Rogers Communications, Inc., VRN, (fixed rate to 03/15/2027, variable rate thereafter), 5.25%, 03/15/2082(a)(b)		$275,000	$ 269,395
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(a)(b)(d)		91,000	90,830
TransAlta Corp., 7.75%, 11/15/2029(b)		98,000	101,745
Total Canada			723,714
CHINA—1.0%
CFAMC II Co. Ltd., 5.00%, 11/19/2025(a)		200,000	199,598
China Evergrande Group, 8.75%, 06/28/2025(a)(b)(f)(g)		200,000	3,166
China Huadian Overseas Development 2018 Ltd., VRN, (fixed rate to 06/23/2025, variable rate thereafter), 3.38%, 06/23/2025(a)(c)		200,000	197,007
Kaisa Group Holdings Ltd., 11.95%, 11/12/2023(a)(b)(f)(g)		200,000	11,000
Logan Group Co. Ltd.
7.50%, 08/25/2022(a)(b)(f)(g)		200,000	14,880
6.50%, 07/16/2023(a)(b)(f)(g)		200,000	15,784
Zhenro Properties Group Ltd., 6.63%, 01/07/2026(a)(b)(f)(g)		200,000	1,000
Total China			442,435
COLOMBIA—1.1%
Ecopetrol SA, 8.88%, 01/13/2033(b)		105,000	108,223
Empresas Publicas de Medellin ESP, 4.38%, 02/15/2031(a)(b)		437,000	378,428
Total Colombia			486,651
DOMINICAN REPUBLIC—0.4%
AES Espana BV, 5.70%, 05/04/2028(a)(b)		202,000	192,045
ECUADOR—0.4%
International Airport Finance SA, 12.00%, 03/15/2033(a)(b)(d)		185,407	198,910
FRANCE—2.0%
Banijay Entertainment SAS, 8.13%, 05/01/2029(a)(b)		200,000	207,918
BNP Paribas SA, VRN, (fixed rate to 02/25/2030, variable rate thereafter), 4.50%, 02/25/2030(a)(c)		200,000	174,277
Iliad Holding SASU, 8.50%, 04/15/2031(a)(b)		200,000	214,767
Nova Alexandre III SAS, FRN, 8.04%, 07/15/2029(a)(b)(h)	EUR	100,000	103,419
Societe Generale SA, VRN, (fixed rate to 05/26/2026, variable rate thereafter), 4.75%, 05/26/2026(a)(c)		$200,000	193,012
Total France			893,393
GEORGIA—1.1%
Georgian Railway JSC, 4.00%, 06/17/2028(a)(b)		359,000	313,755
TBC Bank JSC, VRN, (fixed rate to 07/30/2029, variable rate thereafter), 10.25%, 07/30/2029(a)(c)		200,000	199,088
Total Georgia			512,843

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2025
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
GERMANY—2.4%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/2029(a)(b)	EUR	100,000	$ 102,443
CT Investment GmbH, 6.38%, 04/15/2030(a)(b)		100,000	107,527
Deutsche Bank AG, VRN, (fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026(a)(c)	GBP	100,000	123,403
Gruenenthal GmbH, 4.63%, 11/15/2031(a)(b)	EUR	100,000	104,134
HT Troplast GmbH, 9.38%, 07/15/2028(a)(b)		110,000	120,596
IHO Verwaltungs GmbH, 8.750% Cash or 9.500% PIK, 05/15/2028(a)(b)(e)		103,347	113,109
PrestigeBidCo GmbH, FRN, 6.54%, 07/01/2029(a)(b)(h)		100,000	105,270
Techem Verwaltungsgesellschaft 675 GmbH, 2.00%, 07/15/2025(a)(b)		106,000	109,594
TK Elevator Midco GmbH, 4.38%, 07/15/2027(a)(b)		100,000	103,632
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/2031(a)(b)		100,000	107,901
Total Germany			1,097,609
GHANA—0.8%
Tullow Oil PLC, 10.25%, 05/15/2026(a)(b)(d)		$400,000	363,148
HONG KONG—1.1%
AIA Group Ltd., 5.63%, 10/25/2027(a)(b)		500,000	513,398
INDIA—1.6%
India Green Power Holdings, 4.00%, 02/22/2027(a)(b)(d)		186,660	178,073
Sammaan Capital Ltd., Series 6B, 9.00%, 09/26/2026	INR	50,000,000	554,150
Total India			732,223
INDONESIA—1.3%
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028(a)(b)		$221,000	222,537
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.25%, 10/24/2042(a)		400,000	352,925
Total Indonesia			575,462
IRELAND—0.3%
Cimpress PLC, 7.38%, 09/15/2032(a)(b)		150,000	148,965
ISRAEL—1.3%
Bank Leumi Le-Israel BM, VRN, (fixed rate to 04/18/2028, variable rate thereafter), 7.13%, 07/18/2033(a)(b)		200,000	204,625
Energean Israel Finance Ltd., 8.50%, 09/30/2033(a)(b)		230,000	237,188
Leviathan Bond Ltd., 6.50%, 06/30/2027(a)(b)		161,323	159,270
Total Israel			601,083
ITALY—0.4%
Telecom Italia Capital SA, 7.20%, 07/18/2036		200,000	200,637
	Shares or Principal Amount		Value

KAZAKHSTAN—2.0%
KazMunayGas National Co. JSC
3.50%, 04/14/2033(a)(b)		$200,000	$ 165,836
5.75%, 04/19/2047(a)		870,000	746,475
Total Kazakhstan			912,311
KUWAIT—0.4%
MEGlobal Canada ULC, 5.00%, 05/18/2025(a)		200,000	199,766
LUXEMBOURG—1.2%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.25%, 10/15/2026(a)(b)	EUR	100,000	104,550
Cidron Aida Finco SARL, 6.25%, 04/01/2028(a)(b)	GBP	100,000	118,097
Ephios Subco 3 SARL, 7.88%, 01/31/2031(a)(b)	EUR	100,000	112,451
LHMC Finco 2 SARL, 7.250% Cash or 8.000% PIK, 10/02/2025(a)(b)(e)		2,943	3,057
Matterhorn Telecom SA, 3.13%, 09/15/2026(a)(b)		100,000	103,480
Monitchem HoldCo 3 SA, 8.75%, 05/01/2028(a)(b)		110,000	116,307
Total Luxembourg			557,942
MEXICO—3.2%
BBVA Bancomer SA, VRN, (fixed rate to 01/17/2028, variable rate thereafter), 5.13%, 01/18/2033(a)(b)		$470,000	439,332
Braskem Idesa SAPI, 6.99%, 02/20/2032(a)(b)		200,000	157,333
Petroleos Mexicanos
Series 14-2, 7.47%, 11/12/2026	MXN	1,472,800	64,857
Series 14-2, 7.47%, 11/12/2026		1,472,700	64,853
6.75%, 09/21/2047		$1,063,000	732,479
Total Mexico			1,458,854
MOROCCO—0.5%
Vivo Energy Investments BV, 5.13%, 09/24/2027(a)(b)		255,000	243,603
NETHERLANDS—1.0%
BE Semiconductor Industries NV, 4.50%, 07/15/2031(a)(b)	EUR	100,000	106,982
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/2031(a)(b)	GBP	100,000	132,142
Flora Food Management BV, 6.88%, 07/02/2029(a)(b)	EUR	100,000	106,861
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)(b)		100,000	96,907
Total Netherlands			442,892
NIGERIA—2.2%
Access Bank PLC, 6.13%, 09/21/2026(a)		$216,000	212,277
BOI Finance BV, 7.50%, 02/16/2027(a)(i)	EUR	196,000	201,806
IHS Holding Ltd., 8.25%, 11/29/2031(a)(b)		$200,000	196,326
United Bank for Africa PLC, 6.75%, 11/19/2026(a)		380,000	374,509
Total Nigeria			984,918

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2025
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
PERU—0.6%
Petroleos del Peru SA, 5.63%, 06/19/2047(a)		$400,000	$ 253,545
PHILIPPINES—0.6%
International Container Terminal Services, Inc., 4.75%, 06/17/2030(a)		260,000	253,506
RUSSIA—0.0%
Sovcombank Via SovCom Capital DAC, 7.75%, 05/06/2025(a)(c)(f)(g)(j)		250,000	–
SERBIA—0.4%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(a)(b)		200,000	198,430
SINGAPORE—1.2%
Puma International Financing SA, 7.75%, 04/25/2029(a)(b)		331,000	335,568
Vena Energy Capital Pte. Ltd., 3.13%, 02/26/2025(a)		210,000	209,743
Total Singapore			545,311
SLOVENIA—0.3%
Summer BidCo BV, 10.000% Cash or 10.750% PIK, 02/15/2029(a)(b)(e)	EUR	108,521	115,113
SOUTH AFRICA—3.1%
Eskom Holdings SOC Ltd., 0.00%, 12/31/2032(k)	ZAR	28,700,000	479,547
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)(b)		$446,000	386,794
Sasol Financing USA LLC, 5.50%, 03/18/2031(b)		400,000	336,977
Transnet SOC Ltd., 8.25%, 02/06/2028(a)		200,000	203,636
Total South Africa			1,406,954
SPAIN—0.9%
Banco Bilbao Vizcaya Argentaria SA, VRN, (fixed rate to 03/05/2025, variable rate thereafter), Series 9, 6.50%, 03/05/2025(c)		200,000	199,548
Grifols SA, 3.88%, 10/15/2028(a)(b)	EUR	100,000	93,149
Telefonica Europe BV, VRN, (fixed rate to 02/24/2028, variable rate thereafter), 2.88%, 02/24/2028(a)(c)		100,000	100,649
Total Spain			393,346
SWEDEN—0.2%
Assemblin Caverion Group AB, FRN, 6.24%, 07/01/2031(a)(b)(h)		100,000	104,466
SWITZERLAND—0.6%
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)(b)		$150,000	133,500
12.00%, 02/15/2031(a)(b)		150,000	154,374
Total Switzerland			287,874
TOGO—0.5%
Ecobank Transnational, Inc., 10.13%, 10/15/2029(a)		200,000	210,704
	Shares or Principal Amount		Value

TRINIDAD—0.7%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)(b)		$291,000	$ 302,378
TURKEY—2.7%
Turkiye Is Bankasi AS, VRN, (fixed rate to 01/15/2030, variable rate thereafter), 9.13%, 01/15/2030(a)(c)		200,000	207,644
Turkiye Sinai Kalkinma Bankasi AS, VRN, (fixed rate to 03/21/2029, variable rate thereafter), 9.75%, 03/21/2029(a)(c)		200,000	207,615
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(a)(b)		275,000	283,384
Yapi ve Kredi Bankasi AS
7.13%, 10/10/2029(a)		339,000	339,848
VRN, (fixed rate to 01/17/2029, variable rate thereafter), 9.25%, 01/17/2034(a)(b)		200,000	210,060
Total Turkey			1,248,551
UKRAINE—1.3%
Kernel Holding SA, 6.75%, 10/27/2027(a)(b)(g)		206,000	191,065
MHP Lux SA, 6.95%, 04/03/2026(a)(g)		218,000	208,190
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(f)(g)		236,403	194,146
Total Ukraine			593,401
UNITED ARAB EMIRATES—0.4%
MAF Global Securities Ltd., VRN, (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026(a)(c)		200,000	198,841
UNITED KINGDOM—3.9%
888 Acquisitions Ltd., 7.56%, 07/15/2027(a)(b)	EUR	100,000	104,648
BCP V Modular Services Finance II PLC, 4.75%, 11/30/2028(a)(b)		125,000	127,169
Bellis Acquisition Co. PLC, 4.50%, 02/16/2026(a)(b)	GBP	124,000	152,229
CD&R Firefly Bidco PLC, 8.63%, 04/30/2029(a)(b)		100,000	127,834
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/2029(a)(b)		$213,000	190,918
Iceland Bondco PLC, 10.88%, 12/15/2027(a)(b)	GBP	100,000	130,104
Motion Finco SARL, 7.38%, 06/15/2030(a)(b)	EUR	100,000	107,578
Pinewood Finco PLC, 6.00%, 03/27/2030(a)(b)	GBP	116,000	142,969
Project Grand U.K. PLC, 9.00%, 06/01/2029(a)(b)	EUR	100,000	110,783
RAY Financing LLC, 6.50%, 07/15/2031(a)(b)		100,000	109,836
Sherwood Financing PLC, 9.63%, 12/15/2029(a)(b)	GBP	100,000	123,680
Synthomer PLC, 7.38%, 05/02/2029(a)(b)	EUR	100,000	108,030

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2025
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED KINGDOM (continued)
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(a)(b)	GBP	100,000	$ 115,791
Vmed O2 U.K. Financing I PLC, 4.00%, 01/31/2029(a)(b)		100,000	112,428
Total United Kingdom			1,763,997
UNITED STATES—25.2%
Academy Ltd., 6.00%, 11/15/2027(a)(b)		$144,000	143,787
Acushnet Co., 7.38%, 10/15/2028(a)(b)		88,000	91,382
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)(b)		98,000	99,306
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/2029(a)(b)		140,000	143,580
Affinity Interactive, 6.88%, 12/15/2027(a)(b)		273,000	231,764
Builders FirstSource, Inc., 4.25%, 02/01/2032(a)(b)		105,000	94,683
Caesars Entertainment, Inc.
7.00%, 02/15/2030(a)(b)		4,000	4,123
6.50%, 02/15/2032(a)(b)		29,000	29,361
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(a)(b)		98,000	96,257
CCM Merger, Inc., 6.38%, 05/01/2026(a)(b)		197,000	196,937
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 03/01/2030(a)(b)		100,000	92,626
4.75%, 02/01/2032(a)(b)		183,000	162,842
4.25%, 01/15/2034(a)(b)		264,000	215,680
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(a)(b)		97,000	96,610
Chart Industries, Inc., 7.50%, 01/01/2030(a)(b)		90,000	94,026
CHS/Community Health Systems, Inc.
8.00%, 12/15/2027(a)(b)		79,000	78,492
5.25%, 05/15/2030(a)(b)		177,000	150,905
10.88%, 01/15/2032(a)(b)		26,000	26,779
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/2028(a)(b)		36,000	36,674
6.75%, 02/15/2030(a)(b)		19,000	19,298
Cleveland-Cliffs, Inc.
6.75%, 04/15/2030(a)(b)		83,000	82,615
7.00%, 03/15/2032(a)(b)		42,000	41,897
7.38%, 05/01/2033(a)(b)		29,000	28,840
Cloud Software Group, Inc.
9.00%, 09/30/2029(a)(b)		59,000	60,425
8.25%, 06/30/2032(a)(b)		106,000	110,178
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/2027(a)(b)		150,000	151,845
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029(a)(b)		86,000	69,592
9.50%, 08/15/2029(a)(b)		14,000	13,973
	Shares or Principal Amount		Value

CSC Holdings LLC, 6.50%, 02/01/2029(a)(b)		$200,000	$ 170,500
CVS Health Corp., VRN, (fixed rate to 12/10/2029, variable rate thereafter), 7.00%, 03/10/2055(b)		93,000	93,936
Darling Ingredients, Inc., 6.00%, 06/15/2030(a)(b)		238,000	236,847
Dcli Bidco LLC, 7.75%, 11/15/2029(a)(b)		139,000	142,940
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(a)(b)		93,000	97,539
EnerSys, 6.63%, 01/15/2032(a)(b)		117,000	118,481
Fiesta Purchaser, Inc.
7.88%, 03/01/2031(a)(b)		72,000	74,430
9.63%, 09/15/2032(a)(b)		127,000	132,322
Frontier Communications Holdings LLC
5.00%, 05/01/2028(a)(b)		48,000	47,509
8.63%, 03/15/2031(a)(b)		119,000	127,137
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/2029(a)(b)		200,000	205,598
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029(b)		144,000	134,339
Graphic Packaging International LLC, 6.38%, 07/15/2032(a)(b)		88,000	88,780
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/2029(a)(b)	EUR	200,000	211,630
Hess Midstream Operations LP
6.50%, 06/01/2029(a)(b)		$36,000	36,728
4.25%, 02/15/2030(a)(b)		182,000	170,241
Hilcorp Energy I LP/Hilcorp Finance Co., 6.88%, 05/15/2034(a)(b)		160,000	154,319
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 01/15/2032(a)(b)		112,000	113,461
Hyundai Capital America, 6.38%, 04/08/2030(a)(b)		200,000	209,424
Iron Mountain, Inc.
5.00%, 07/15/2028(a)(b)		23,000	22,408
4.88%, 09/15/2029(a)(b)		60,000	57,519
6.25%, 01/15/2033(a)(b)		30,000	30,053
ITT Holdings LLC, 6.50%, 08/01/2029(a)(b)		104,000	97,199
Macy's Retail Holdings LLC
5.88%, 04/01/2029(a)(b)		35,000	34,287
5.88%, 03/15/2030(a)(b)		60,000	57,714
Magnera Corp., 7.25%, 11/15/2031(a)(b)		229,000	225,851
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(b)		225,000	191,029
Meritage Homes Corp., 3.88%, 04/15/2029(a)(b)		162,000	152,274
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(a)(b)		100,000	101,207
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(a)(b)		115,000	114,619

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2025
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/2032(a)(b)		$16,000	$ 16,248
Nabors Industries, Inc., 8.88%, 08/15/2031(a)(b)		125,000	118,363
NCL Corp. Ltd.
5.88%, 02/15/2027(a)(b)		108,000	108,496
6.75%, 02/01/2032(a)(b)		98,000	99,530
Neptune Bidco U.S., Inc., 9.29%, 04/15/2029(a)(b)		239,000	203,742
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)(b)		124,000	121,052
Novelis Sheet Ingot GmbH, 3.38%, 04/15/2029(a)(b)	EUR	100,000	99,307
NRG Energy, Inc.
7.00%, 03/15/2033(a)(b)		$117,000	125,785
6.25%, 11/01/2034(a)(b)		89,000	87,695
OI European Group BV, 6.25%, 05/15/2028(a)(b)	EUR	100,000	106,723
Organon & Co./Organon Foreign Debt Co-Issuer BV, 6.75%, 05/15/2034(a)(b)		$400,000	401,852
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)(b)		42,000	40,940
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)(b)		135,000	138,249
Permian Resources Operating LLC
5.88%, 07/01/2029(a)(b)		88,000	87,344
6.25%, 02/01/2033(a)(b)		111,000	111,269
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030(b)		200,000	188,584
PG&E Corp., VRN, (fixed rate to 12/15/2029, variable rate thereafter), 7.38%, 03/15/2055(b)		57,000	55,381
Royal Caribbean Cruises Ltd.
5.63%, 09/30/2031(a)(b)		22,000	21,837
6.00%, 02/01/2033(a)(b)		92,000	92,729
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(a)(b)		60,000	61,297
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(a)(b)		58,000	58,091
Staples, Inc., 10.75%, 09/01/2029(a)(b)		137,000	134,266
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)(b)		200,000	184,394
Sunoco LP
7.00%, 05/01/2029(a)(b)		36,000	37,210
7.25%, 05/01/2032(a)(b)		56,000	58,430
Talen Energy Supply LLC, 8.63%, 06/01/2030(a)(b)		124,000	132,271
Tapestry, Inc., 5.50%, 03/11/2035(b)		93,000	91,660
Tempur Sealy International, Inc., 3.88%, 10/15/2031(a)(b)		239,000	209,899
Travel & Leisure Co., 6.00%, 04/01/2027(b)		80,000	80,586
U.S. Cellular Corp., 6.70%, 12/15/2033		90,000	96,272
U.S. Foods, Inc., 5.75%, 04/15/2033(a)(b)		245,000	238,175
Shares or Principal Amount			Value

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/2028(a)(b)		$69,000	$ 73,774
Univision Communications, Inc.
6.63%, 06/01/2027(a)(b)		97,000	97,025
8.00%, 08/15/2028(a)(b)		98,000	100,182
8.50%, 07/31/2031(a)(b)		159,000	159,701
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)(b)		73,000	67,527
6.25%, 01/15/2030(a)(b)		114,000	116,088
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)(b)		90,000	94,054
VRN, (fixed rate to 09/30/2029, variable rate thereafter), 9.00%, 09/30/2029(a)(c)		93,000	96,913
9.88%, 02/01/2032(a)(b)		208,000	228,971
Vistra Operations Co. LLC
4.38%, 05/01/2029(a)(b)		126,000	119,577
7.75%, 10/15/2031(a)(b)		71,000	74,952
Vital Energy, Inc., 9.75%, 10/15/2030(b)		105,000	111,593
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026(b)		83,000	80,804
8.13%, 08/15/2029(b)		147,000	148,608
Total United States			11,492,244
UZBEKISTAN—0.4%
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/2031(a)		200,000	198,470
ZAMBIA—0.4%
First Quantum Minerals Ltd., 8.63%, 06/01/2031(a)(b)		200,000	205,167
Total Corporate Bonds			40,068,598
GOVERNMENT BONDS—46.4%
ANGOLA—1.2%
Angola Government International Bonds, 9.13%, 11/26/2049(a)		701,000	566,057
ARGENTINA—3.2%
Argentina Republic Government International Bonds
5.00%, 01/09/2038(b)(d)(l)		832,800	599,997
4.13%, 07/09/2046(b)(d)(l)		1,263,624	847,302
Total Argentina			1,447,299
BAHRAIN—0.9%
Bahrain Government International Bonds
5.45%, 09/16/2032(a)		229,000	212,332
6.25%, 01/25/2051(a)		210,000	177,723
Total Bahrain			390,055
BENIN—0.4%
Benin Government International Bonds, 8.38%, 01/23/2041(a)(d)		200,000	193,000
BRAZIL—3.3%
Brazil Government International Bonds, 7.13%, 01/20/2037		370,000	381,490
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	BRL	7,434,000	1,105,533
Total Brazil			1,487,023

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2025
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
GOVERNMENT BONDS (continued)
CHILE—1.3%
Chile Government International Bonds, 4.34%, 03/07/2042(b)		$719,000	$ 605,135
COLOMBIA—1.4%
Colombia Government International Bonds, 5.20%, 05/15/2049(b)		200,000	135,048
Colombia TES, 9.25%, 05/28/2042	COP	2,757,800,000	520,253
Total Colombia			655,301
DOMINICAN REPUBLIC—3.1%
Dominican Republic International Bonds
11.25%, 09/15/2035(a)(b)	DOP	19,200,000	334,863
5.88%, 01/30/2060(a)		$1,230,000	1,056,324
Total Dominican Republic			1,391,187
EGYPT—3.1%
Egypt Government International Bonds
7.63%, 05/29/2032(a)		400,000	360,362
7.90%, 02/21/2048(a)		760,000	576,403
Egypt Treasury Bills, 25.24%, 03/11/2025(m)	EGP	23,925,000	464,463
Total Egypt			1,401,228
EL SALVADOR—0.8%
El Salvador Government International Bonds, 9.65%, 11/21/2054(a)(b)(d)		$343,000	364,394
GEORGIA—0.6%
Georgia Government International Bonds, 2.75%, 04/22/2026(a)		306,000	289,935
GHANA—0.2%
Ghana Government International Bonds
0.00%, 07/03/2026(a)(d)(k)		9,240	8,625
5.00%, 07/03/2029(a)(d)(l)		93,170	83,036
0.00%, 01/03/2030(a)(d)(k)		17,339	13,503
Total Ghana			105,164
HONDURAS—0.4%
Honduras Government International Bonds, 8.63%, 11/27/2034(a)(b)		200,000	193,100
HUNGARY—0.7%
Hungary Government Bonds, 6.75%, 10/22/2028	HUF	123,150,000	317,027
INDONESIA—2.8%
Indonesia Government International Bonds
7.75%, 01/17/2038(a)		$100,000	120,249
3.70%, 10/30/2049		935,000	690,504
Indonesia Treasury Bonds
6.50%, 06/15/2025	IDR	780,000,000	47,849
7.00%, 09/15/2030		341,000,000	21,002
7.50%, 04/15/2040		6,535,000,000	412,302
Total Indonesia			1,291,906
IRAQ—0.8%
Iraq International Bonds, 5.80%, 01/15/2028(a)(b)(d)		$390,750	384,066
	Shares or Principal Amount		Value

IVORY COAST—0.8%
Ivory Coast Government International Bonds, 6.63%, 03/22/2048(a)(d)	EUR	444,000	$ 373,782
KENYA—1.3%
Republic of Kenya Government International Bonds, 8.25%, 02/28/2048(a)		$721,000	597,824
LEBANON—0.2%
Lebanon Government International Bonds
8.20%, 05/17/2033(a)(f)		341,000	54,144
8.25%, 05/17/2034(a)(f)		313,000	50,002
Total Lebanon			104,146
MALAYSIA—2.0%
Malaysia Government Bonds
4.23%, 06/30/2031	MYR	1,100,000	253,208
3.83%, 07/05/2034		800,000	179,722
3.76%, 05/22/2040		1,000,000	218,409
4.07%, 06/15/2050		1,100,000	243,512
Total Malaysia			894,851
MEXICO—0.8%
Mexico Bonos, 7.75%, 11/13/2042	MXN	8,966,600	339,062
NIGERIA—0.8%
Nigeria Government International Bonds, 7.63%, 11/28/2047(a)		$435,000	339,300
OMAN—3.2%
Oman Government International Bonds, 7.00%, 01/25/2051(a)		1,400,000	1,468,250
PERU—2.4%
Peru Government International Bonds, 6.90%, 08/12/2037(a)	PEN	4,138,000	1,104,982
POLAND—0.8%
Republic of Poland Government Bonds, 1.75%, 04/25/2032	PLN	1,894,000	358,730
QATAR—1.1%
Qatar Government International Bonds, 4.40%, 04/16/2050(a)		$576,000	488,880
SENEGAL—0.8%
Senegal Government International Bonds, 6.75%, 03/13/2048(a)(d)		513,000	357,818
SOUTH AFRICA—2.4%
Republic of South Africa Government Bonds, 8.75%, 01/31/2044	ZAR	8,279,700	356,116
Republic of South Africa Government International Bonds
7.10%, 11/19/2036(a)		$400,000	391,027
5.00%, 10/12/2046		516,000	356,711
Total South Africa			1,103,854
TURKEY—3.3%
Istanbul Metropolitan Municipality, 10.50%, 12/06/2028(a)(b)		200,000	216,140

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2025
abrdn Global Income Fund, Inc.

Shares or Principal Amount			Value
GOVERNMENT BONDS (continued)
TURKEY (continued)
Turkiye Government Bonds
10.28%, 09/15/2027	TRY	21,935,400	$ 403,433
26.20%, 10/05/2033		11,519,700	330,908
Turkiye Government International Bonds, 9.38%, 01/19/2033		$471,000	531,477
Total Turkey			1,481,958
URUGUAY—1.0%
Uruguay Government International Bonds
4.38%, 12/15/2028(d)	UYU	12,331,474	295,722
7.63%, 03/21/2036(d)		$146,000	169,914
Total Uruguay			465,636
UZBEKISTAN—0.9%
National Bank of Uzbekistan, 8.50%, 07/05/2029(a)(b)		200,000	204,500
Republic of Uzbekistan International Bonds, 3.70%, 11/25/2030(a)		252,000	212,214
Total Uzbekistan			416,714
ZAMBIA—0.4%
Zambia Government International Bonds, 5.75%, 06/30/2033(a)(d)(l)		206,807	183,981
Total Government Bonds			21,161,645
U.S. TREASURIES—0.9%
U.S. Treasury Notes, 4.25%, 12/31/2025(m)		398,800	398,766
Total U.S. Treasuries			398,766
WARRANTS—0.0%
BRAZIL—0.0%
OAS SA(b)(g)(j)(n)		61,465	–
UNITED STATES—0.0%
Delco(b)(f)(j)(n)		73,666	–
Total Warrants			–
SHORT-TERM INVESTMENTS—6.2%
MONEY MARKET FUNDS—4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.33%(o)		1,845,331	1,845,331
Total Money Market Funds			1,845,331
U.S. TREASURIES—2.2%
U.S. Treasury Bills, 4.21%, 04/24/2025(m)		1,000,000	990,705
Total U.S. Treasuries			990,705
Total Short-Term Investments			2,836,036
Total Investments (Cost $67,492,468)—141.3%			64,465,045
Liabilities in Excess of Other Assets—(41.3%)			(18,828,918)
Net Assets—100.0%			$45,636,127

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	Perpetual maturity. Maturity date presented represents the next call date.
(d)	Sinkable security.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security is in default.
(g)	The Fund’s investment manager has deemed this security to be illiquid based upon procedures approved by the Board of Directors. Illiquid securities held by the Fund represent 1.4% of net assets as of January 31, 2025.
(h)	Variable or Floating Rate security. Rate disclosed is as of January 31, 2025.
(i)	Denotes the security is government guaranteed.
(j)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(k)	Zero coupon bond. Rate represents yield to maturity.
(l)	Step bond. Rate disclosed is as of January 31, 2025.
(m)	The rate shown is the discount yield at the time of purchase.
(n)	Non-income producing security.
(o)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2025.

AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi Offshore
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PIK	Payment-In-Kind
PLC	Public Limited Company
PLN	Polish Zloty
SGD	Singapore Dollar
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
VRN	Variable Rate Note
ZAR	South African Rand

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2025
abrdn Global Income Fund, Inc.

As of January 31, 2025, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
04/04/2025	Royal Bank of Canada	AUD	3,767,500	USD	2,339,848	$2,342,872	$3,024
Brazilian Real/United States Dollar
02/18/2025	Deutsche Bank AG	BRL	3,701,000	USD	623,958	631,050	7,092
Chinese Yuan Renminbi Offshore/United States Dollar
02/28/2025	Citibank N.A.	CNH	2,492,690	USD	346,086	340,719	(5,367)
Euro/United States Dollar
02/18/2025	UBS AG	EUR	93,733	USD	96,841	97,300	459
Indonesian Rupiah/United States Dollar
02/26/2025	Royal Bank of Canada	IDR	50,479,000,000	USD	3,142,088	3,092,751	(49,337)
Singapore Dollar/United States Dollar
02/07/2025	Citibank N.A.	SGD	3,683,897	USD	2,779,741	2,711,118	(68,623)
04/25/2025	Citibank N.A.	SGD	3,683,897	USD	2,730,455	2,719,647	(10,808)
						$11,935,457	$(123,560)

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
04/04/2025	Citibank N.A.	USD	2,365,366	AUD	3,767,500	$2,342,872	$22,494
United States Dollar/Brazilian Real
02/18/2025	Morgan Stanley & Co.	USD	601,124	BRL	3,701,000	631,050	(29,926)
United States Dollar/British Pound
02/18/2025	UBS AG	USD	131,286	GBP	105,029	130,218	1,068
02/18/2025	UBS AG	USD	1,377,488	GBP	1,121,091	1,389,963	(12,475)
United States Dollar/Euro
02/18/2025	Deutsche Bank AG	USD	4,337,105	EUR	4,204,526	4,364,496	(27,391)
United States Dollar/Mexican Peso
02/18/2025	Deutsche Bank AG	USD	729,298	MXN	15,000,000	722,446	6,852
United States Dollar/Peruvian Nouveau Sol
02/18/2025	Deutsche Bank AG	USD	1,167,573	PEN	4,400,000	1,181,377	(13,804)
United States Dollar/Polish Zloty
02/18/2025	Deutsche Bank AG	USD	319,126	PLN	1,326,000	325,928	(6,802)
United States Dollar/Singapore Dollar
02/07/2025	Citibank N.A.	USD	2,721,907	SGD	3,683,897	2,711,118	10,789
						$13,799,468	$(49,195)
Unrealized appreciation on forward foreign currency exchange contracts							$51,778
Unrealized depreciation on forward foreign currency exchange contracts							$(224,533)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2025
abrdn Global Income Fund, Inc.

As of January 31, 2025, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Paid Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	7,350,000	03/17/2033	Citigroup	Receive	12-month SOFR	3.38%	Annually	$-	$461,251	$461,251
USD	5,000,000	03/17/2030	Citigroup	Receive	12-month SOFR	3.46%	Annually	-	205,125	205,125
USD	5,000,000	03/17/2032	Citigroup	Receive	12-month SOFR	3.40%	Annually	-	277,716	277,716
USD	4,700,000	08/23/2029	Citigroup	Receive	12-month SOFR	3.40%	Annually	(39)	154,787	154,826
								$(39)	$1,098,879	$1,098,918
USD	1,750,000	03/17/2030	Citigroup	Pay	12-month SOFR	3.46%	Annually	(31,267)	(71,762)	(40,495)
								$(31,267)	$(71,762)	$(40,495)
								$(31,306)	$1,027,117	$1,058,423

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
10